CONSOLIDATED STATEMENTS OF INCOME (unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
INTEREST INCOME:
Interest and fees on loans	$ 2,282	$ 2,666	$ 4,711	$ 5,383
Interest and dividends on investments:
Taxable	577	887	1,735	1,810
Exempt from federal income tax	883	910	1,846	1,638
Other	30	1	40	1
Total interest income	3,772	4,464	8,332	8,832
INTEREST EXPENSE:
Interest on deposits	304	475	647	960
Interest on short-term borrowings	1	11	15	29
Interest on long-term borrowings	0	59	1	118
Total interest expense	305	545	663	1,107
NET INTEREST INCOME	3,467	3,919	7,669	7,725
PROVISION FOR LOAN LOSSES	0	0	0	0
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	3,467	3,919	7,669	7,725
OTHER INCOME:
Trust department income	234	254	474	506
Service charges on deposit accounts	283	270	545	526
Income from investment in life insurance	122	121	241	244
Net security gains	9	0	3,195	0
Other income	39	80	153	143
Total other operating income	687	725	4,608	1,419
OTHER EXPENSES:
Salaries and employee benefits	1,561	1,516	3,215	3,101
Net occupancy	210	200	428	414
Furniture and equipment expense	94	104	185	213
Pennsylvania shares tax	126	127	252	253
Legal and professional	82	129	163	222
FDIC insurance	48	83	96	170
Other expenses	698	738	1,412	1,413
Total other operating expenses	2,819	2,897	5,751	5,786
INCOME BEFORE INCOME TAXES	1,335	1,747	6,526	3,358
Income tax expense	115	260	1,510	511
NET INCOME	$ 1,220	$ 1,487	$ 5,016	$ 2,847
Average Shares Outstanding (in shares)	2,860,953	2,860,953	2,860,953	2,860,953
EARNINGS PER SHARE, BASIC (in dollars per share)	$ 0.43	$ 0.52	$ 1.75	$ 1.00
Dividend Paid Per Share (in dollars per share)	$ 0.26	$ 0.22	$ 0.52	$ 0.44